Restricted Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 325	$ 342	$ 413
Allowance for losses	(1)	(1)	(2)
% of total	100.00%	100.00%	100.00%
Total	324	341	411
Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	131	140	161
% of total	40.00%	42.00%	38.00%
Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	77	81	99
% of total	24.00%	24.00%	24.00%
Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	61	63	86
% of total	19.00%	18.00%	21.00%
Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	53	53	60
% of total	16.00%	15.00%	15.00%
Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 3	$ 5	$ 7
% of total	1.00%	1.00%	2.00%